Related parties (Tables)	12 Months Ended
Dec. 31, 2023
Related Party [Abstract]
Schedule of disclosure of interests in subsidiaries and joint ventures
The Company has interests in significant subsidiaries and joint ventures as follows:

Name	Country of incorporation	Principal activities	Interest %
			Dec 31 2023	Dec 31 2022
Significant subsidiaries:
Methanex Asia Pacific Limited	Hong Kong	Marketing & distribution	100%	100%
Methanex Services (Shanghai) Co., Ltd.	China	Marketing & distribution	100%	100%
Methanex Europe NV	Belgium	Marketing & distribution	100%	100%
Methanex Methanol Company, LLC	United States	Marketing & distribution	100%	100%
Egyptian Methanex Methanol Company S.A.E. ("Methanex Egypt")	Egypt	Production	50%	50%
Methanex Chile SpA	Chile	Production	100%	100%
Methanex New Zealand Limited	New Zealand	Production	100%	100%
Methanex Trinidad (Titan) Unlimited	Trinidad and Tobago	Production	100%	100%
Methanex USA LLC	United States	Production	100%	100%
Methanex Louisiana LLC	United States	Production	100%	100%
Methanex Geismar III LLC	United States	Geismar 3 project development	100%	100%
Waterfront Shipping Limited [1]	Canada	Shipping	60%	60%
Significant joint ventures:
Atlas Methanol Company Unlimited [2]	Trinidad and Tobago	Production	63.1%	63.1%
1     On February 1, 2022, we closed the shipping partnership with Mitsui O.S.K. Lines, Ltd. ("MOL") whereby MOL acquired a 40% minority interest in Waterfront Shipping Limited.
[2]     Summarized financial information for the investment in Atlas is disclosed in note 6.

Schedule of disclosure of transactions between related parties
Remuneration to non-management directors and senior management, which includes the members of the executive leadership team, is as follows:

For the years ended December 31	2023	2022
Short-term employee benefits	$9,034	$11,760
Post-employment benefits	681	656
Other long-term employee benefits	59	52
Share-based compensation expense [1]	10,046	6,142
Total	$19,820	$18,610
[1]  Balance includes realized and unrealized expenses and recoveries from share-based compensation awards granted.